UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SEI OPPORTUNITY FUND, L.P.

Quarterly Report (Unaudited)

December 31, 2008

                           SEI Opportunity Fund, L.P.
                      Schedule of Investments (Unaudited)
                                December 31, 2008

                                                         FIRST                                    PERCENT OF
                                                      ACQUISITION                                  PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST          VALUE         CAPITAL    LIQUIDITY**
-------------------------------                       -----------   -----------   -------------   ----------   -----------
Convertible Bond Hedging*:

   Lydian Partners II, LP(c)                           10/01/2003   $ 1,896,400   $     526,331       1.30%     Quarterly
                                                                    -----------   -------------      -----
Total Convertible Bond Hedging                                        1,896,400         526,331       1.30%

Credit Hedging*:
   Brigade Leveraged Capital Structures Fund, LP       05/01/2007     2,600,000       2,185,004       5.40%     Quarterly
   ICP Strategic Credit Income Fund, LP(d)             09/01/2007     1,800,000       1,767,977       4.37%     Quarterly
   Solus, LLC(c)                                       01/01/2004     2,348,651       2,378,012       5.88%     Quarterly
   Southpaw Credit Opportunity Partners, LP            08/01/2005     1,349,485       1,370,068       3.39%     Quarterly
   Strategic Value Credit Opportunities Fund, LP(c)    09/01/2005       171,885          85,588       0.22%     Quarterly
                                                                    -----------   -------------      -----
Total Credit Hedging                                                  8,270,021       7,786,649      19.26%

Distressed Debt*:
   Highland Crusader Fund, LP (c)                      12/01/2005     1,520,000         440,443       1.09%    Semi-Annual
   Ironshield Special Situations Fund, LP              10/01/2007     2,200,000       1,949,921       4.82%     Quarterly
   MWAM Opportunity Fund, L.P                          09/01/2008     1,000,000         772,804       1.91%     Quarterly
   Strategic Value Restructuring Fund, LP              01/01/2006     1,780,000       1,624,675       4.02%      Annual
   Victory Park Capital, LP                            08/01/2008     1,000,000       1,038,987       2.57%     Quarterly
                                                                    -----------   -------------      -----
Total Distressed Debt                                                 7,500,000       5,826,830      14.41%

Fixed Income*:
   Sorin Fund, LP(c)                                   03/01/2007     3,000,000       2,127,268       5.26%     Quarterly
                                                                    -----------   -------------      -----
Total Fixed Income                                                    3,000,000       2,127,268       5.26%

Global Macro*:
   First Quadrant Customized Global Macro
      Fund, Ltd. (b)                                   01/01/2008     1,839,707       1,688,273       4.18%      Monthly
   Third Wave Global Macro Fund LP                     03/01/2008     1,647,766       1,406,605       3.48%     Quarterly
                                                                    -----------   -------------      -----
Total Global Macro                                                    3,487,473       3,094,878       7.66%

                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2008

                                                         FIRST                                    PERCENT OF
                                                      ACQUISITION                                  PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST          VALUE        CAPITAL     LIQUIDITY**
-------------------------------                       -----------   -----------   -------------   ----------   -----------
Long/Short Equity*:
   Alydar QP Fund, LP                                  02/01/2004   $ 1,595,091   $   1,746,432       4.32%     Quarterly
   Arcoda Global Healthcare Fund, LP                   10/01/2008     1,000,000         980,671       2.43%     Quarterly
   Boathouse Row I, LP                                 01/01/2006       946,984       1,343,274       3.32%     Quarterly
   GPS Income Fund, LP(c)                              09/01/2006     1,240,000         448,583       1.11%     Quarterly
   GPS New Equity Fund, LP(c)                          05/01/2007       200,000          52,852       0.13%     Quarterly
   Highline Capital Partners QP, LP                    01/01/2006     1,705,918       1,710,415       4.23%     Quarterly
   Longbow Partners, LP                                03/01/2007       567,299         531,811       1.32%     Quarterly
   Mercury Asia Real Estate Securities Fund, LP(c)     10/01/2007     1,900,000         883,107       2.18%     Quarterly
   Southport Millennium Fund II, LP                    07/01/2007       906,484         544,150       1.35%     Quarterly
   Tiger Consumer Partners LP                          12/01/2006     1,660,000       1,466,551       3.62%     Quarterly
                                                                    -----------   -------------      -----
Total Long/Short Equity                                              11,721,776    9,707,846.00      24.01%

Multi-Strategy*:
   AB2 Fund (b)                                        01/01/2008     1,939,428       2,651,526       6.56%      Monthly
   Maple Leaf Macro Volatility Fund, LLC(c)            03/01/2008     3,014,416       2,771,715       6.86%      Monthly
   Sandelman Partners Multi- Strategy Fund, LP (c)     01/01/2007     1,490,052         849,095       2.10%     Quarterly
   Tennenbaum Multi Strategy Fund I, LLC(c)            08/01/2008     2,000,000         838,653       2.07%     Quarterly
   Vicis Capital Fund (b)                              09/01/2005     1,567,924       1,897,243       4.70%     Quarterly
                                                                    -----------   -------------      -----
Total Multi-Strategy                                                 10,011,820       9,008,232      22.29%

                                                                    -----------   -------------      -----
Total Investments (a)                                               $45,887,490   $  38,078,034      94.19%
                                                                    ===========   =============      =====

Percentages are based on Net Assets of $40,427,334.

*    Investment funds are non-income producing.
**   Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $45,887,490. Net unrealized depreciation on investments for tax purposes was $7,809,456 consisting of $1,682,476 of gross unrealized appreciation and $9,491,932 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of December 31, 2008 was $6,237,042 and represented 15.43% of partners' capital. Remaining investments are domiciled in the United States.

(c)  Investment fund is in liquidation or redemptions temporarily suspended.

(d) Investment Fund fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such Investment Funds as of December 31, 2008 was $1,767,977 and represented 4.37% of Net Assets.

ACCOUNTING PRONOUNCEMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Fund deems these estimates reasonable.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

INVESTMENTS IN SECURITIES    LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
--------------------------   -------   -------   -----------   -----------
SEI Opportunity Fund, L.P.     $--       $--     $38,078,034   $38,078,034

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         SEI OPPORTUNITY FUND, L.P.
                                         --------------------------
BEGINNING BALANCE AS OF 3/31/08                $49,308,102
Accrued discounts/premiums                              --
Realized gain                                       75,261
Change in unrealized depreciation              (10,374,036)
Net purchase/sales                                (931,293)
Net transfers in and/or out of Level 3                  --
                                               -----------
ENDING BALANCE AS OF 12/31/08                  $38,078,034
                                               ===========

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------
                                             Robert A. Nesher
                                             President

Date:  February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------------
                                             Robert A. Nesher
                                             President

Date:  February 27, 2009



By (Signature and Title)*                    /s/ Karen Weiss
                                             --------------------------
                                             Karen Weiss
                                             Treasurer


Date:  February 27, 2009
* Print the name and title of each signing officer under his or her signature.